FAIR VALUE MEASUREMENT - Quantitative information about the significant unobservable inputs (Details) - Level 3 Inputs - Recurring basis - Guarantee derivative liabilities	Dec. 31, 2018	Dec. 31, 2017
Cumulative default rates | Minimum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	2.0	2.3
Cumulative default rates | Maximum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	2.0	2.3
Cumulative default rates | Weighted-Average
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	2.0	2.3
Margins on cost | Minimum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	70.0	70.0
Margins on cost | Maximum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	70.0	70.0
Margins on cost | Weighted-Average
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	70.0	70.0